Supplement dated July 14, 2015
to the Statement of Additional Information (the "SAI"), dated July 1, 2015, for the following funds:
Fund
Columbia Funds Series Trust II
Columbia Seligman Communications and Information Fund
Columbia Seligman Global Technology Fund
The information under the subsection The Investment Manager and Subadvisers - Portfolio Managers in the Investment Management and Other Services section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal period ending May 31
Seligman Communications and Information Fund	Paul Wick	4 RICs 2 PIVs 4 other accounts	$876.46 million $141.41 million $4.50 million	None	Over $1,000,000(a)	(2)	(20)
	Sanjay Devgan	3 RICs 1 PIV 2 other accounts	$622.16 million $22.70 million $338,570.42		None
	Shekhar Pramanick	3 RICs 1 PIV 5 other accounts	$622.16 million $22.70 million $2.31 million
	Clark Westmont(i)	3 other accounts	$4.37 million
	Jeetil Patel(i)	4 other accounts	$1.11 million
For Funds with fiscal period ending October 31
Seligman Global Technology Fund	Paul Wick	4 RICs 2 PIVs 4 other accounts	$4.08 billion $158.22 million $5.64 million	None	None	(2)	(20)
	Clark Westmont(i)	3 other accounts	$4.37 million	None
	Shekhar Pramanick	3 RICs 1 PIV 5 other accounts	$3.81 billion $22.59 million $2.33 million	None
	Sanjay Devgan	3 RICs 1 PIV 2 other accounts	$3.81 billion $22.59 million $357,495	None
	Jeetil Patel(i)	4 other accounts	$1.11 million	None
	Rahul Narang	4 RICs 8 other accounts	$1.26 billion $64.54 million	None		(2)	(11)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(i)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2015.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_14_(07/15)